Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Transactions Between Related Parties

	2020 £m	2019 £m	2018 £m

Transactions

– revenue	495	511	473

– purchases	(80)	(79)	(101)

– other net income	388	248	216

Amounts receivable at 31 December	33	42	26

Amounts payable at 31 December	(5)	(2)	(1)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2020 £m	2019 £m	2018 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	17	26	21

– post-employment benefits	2	4	4

– share-based payments	13	23	18

	32	53	43

The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2020 £'000	2019 £'000	2018 £'000	2020 £'000	2019 £'000	2018 £'000	2020 £'000	2019 £'000	2018 £'000	2020 £'000	2019 £'000	2018 £'000

Salary; fees; benefits; incentives

– salary	2,026	2,356	2,211							2,026	2,356	2,211

– fees				714	695	680	1,028	969	1,092	1,742	1,664	1,772

– taxable benefits	744	608	427	77	137	116	72	310	303	893	1,055	846

– short-term incentives	3,274	4,791	5,031							3,274	4,791	5,031

– long-term incentives	1,294	4,420	5,300							1,294	4,420	5,300

Sub-total	7,338	12,175	12,969	791	832	796	1,100	1,279	1,395	9,229	14,286	15,160

Pension; other emoluments

– pension	304	686	921							304	686	921

– other emoluments	20	47	50							20	47	50

Sub-total	324	733	971							324	733	971

Total emoluments	7,662	12,908	13,940	791	832	796	1,100	1,279	1,395	9,553	15,019	16,131

Summary of Aggregate Gains on LTIP Shares Exercised
Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Jack Bowles	27 March 2017	18,497	06 April 2020	29.62	547,881

Tadeu Marroco	27 March 2017	14,755	08 June 2020	31.23	460,799

LTIP - Value of awards 2017

	Shares	Price per share (£)[1]	Face value (£)

Jack Bowles	26,463	52.11	1,378,987

Tadeu Marroco	21,109	52.11	1,099,990

1	For information only as awards are made as nil-cost options.

Sharesave - Aggregate Gains 2020

	Award date	Shares	Exercise date	Price per share (£)	Aggregate gain (£)

Tadeu Marroco	23 March 2015	495	09 June 2020	30.26	0

Sharesave - Value of award 2015

	Shares	Price per share (£)	Face value (£)

Tadeu Marroco	495	30.26	14,979